Basis of Preparation - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash reserves	$ 94,849	$ 77,528		$ 136,881	$ 129,328
Interest and other costs of finance paid	2,951	$ 2,771
Oaktree Capital Management, L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount			$ 90,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount			$ 90,000
Top of Range
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Available to accessing additional cash inflows	$ 40,000